Investment Objectives and Goals - Alpha Fiduciary Quantitative Strategy Fund	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
•	The Alpha Fiduciary Quantitative Strategy Fund seeks long-term capital appreciation.